Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding	Shares issued and outstanding

	Number of shares	Capital
Balance, December 31, 2024	29,098	$63,319,398
Issuance of shares from private placement	3,250	320,000
Issuance of shares upon conversion of note	408,427	10,737,400
Fair value adjustment on the converted promissory note	–	(777,627)
Share issuance costs	–	(44,071)
Impact on loss of control of Canmart	–	(3)
Balance, December 31, 2025	440,775	73,555,097
Issuance of shares upon conversion of note	93,635	1,341,865
Effect of reverse share split – Cancelled shares	(26)	–
Payment of offering costs in connection with the issuance of convertible promissory notes	–	(25,920)
Balance, June 30, 2026	534,384	$74,871,042

Schedule of Outstanding Special Shares

A summary of the Company’s outstanding Special Shares as at June 30, 2026 are as follows:

	Number of Class A Special Shares	Number of Class B Special Shares	Capital
Balance, December 31, 2024	–	–	$–
Issuance of special shares pursuant to the acquisition of First Towers	6,441	212,265	20,298,721
Issuance of special shares pursuant to a debt settlement	–	32,549	754,356
Balance, December 31, 2025 and June 30, 2026	6,441	244,814	$21,053,077